Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of deferred income tax assets and liabilities
Non-capital losses carried forward	$ 508,031	$ 549,013
Valuation allowance	(508,031)	(549,013)
Net deferred income tax asset